Related Party Balances and Transactions - Schedule of Amount Due from Related Parties-current (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount due from related parties		$ 5,143	$ 88
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	[1]	$ 5,143
Hangzhou Alimama Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties			2
Guangzhou UC Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties			5
Guangzhou Aijiuyou Informational Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties			$ 81

[1]	The amount of $5,143 as of December 31, 2017 represented the advance payment of revenue sharing of live video service made to Hunan Qindao Network Media Technology Co., Ltd.